Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES HIGH INCOME BOND FUND, INC.
CIK	dei_EntityCentralIndexKey	0000225318
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 07, 2023
Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2023
Prospectus Date	rr_ProspectusDate	May 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A